Leases - Lease costs and other information pertaining to the Group's leases (Details) - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Leases [Abstract]
Depreciation	£ 320	£ 335
Interest expense paid	30	43	£ 23
Total lease cost	350	378
Lease payments	£ 358	£ 324